Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Carrying amounts of trade and other receivables
The carrying amounts of trade and other receivables are denominated in the following currencies:

	March 31, 2019 R’000	March 31, 2018 R’000

South African Rand	138,042	98,148
Australian Dollar	22,987	24,016
Brazilian Real	25,051	19,129
Euro	29,699	28,192
Great Britain Pound	16,301	18,883
Ugandan Shilling	4,659	3,515
United Arab Emirates Dirham	2,090	2,578
United States Dollar	133,166	91,105
Other	4,480	840
	376,475	286,406

	March 31, 2019 R’000	March 31, 2018 R’000

Trade receivables	344,551	248,878
Contract asset related to fixed escalations	207	—
Sundry debtors	43,189	27,811
Less: Provision for impairment	(43,768)	(17,523)
Trade and other receivables – net	344,179	259,166
Pre-payments	32,296	27,240
	376,475	286,406

Ageing of trade receivables
The ageing of trade and other receivables (excluding pre-payments) at the reporting date is as follows:

	Gross R’000	Provision for impairment R’000	Net R'000

2019
Not past due	223,979	(5,425)	218,554
Past due by 1 to 30 days	71,552	(1,898)	69,654
Past due by 31 to 60 days	26,547	(1,069)	25,478
Past due by more than 60 days	65,869	(35,376)	30,493
Total	387,947	(43,768)	344,179

	Gross R’000	Provision for impairment R’000	Net R'000

2018
Not past due	173,157	(334)	172,823
Past due by 1 to 30 days	51,844	(2,518)	49,326
Past due by 31 to 60 days	24,763	(3,732)	21,031
Past due by more than 60 days	26,925	(10,939)	15,986
Total	276,689	(17,523)	259,166

Movements in the provision for impairment of trade and other receivables
Movements in the Group’s provision for impairment of trade and other receivables are as follows:

	March 31, 2019 R’000	March 31, 2018 R’000

Opening balance	(17,523)	(13,346)
Adjustment on initial application of IFRS 9	(3,171)	*
Opening balance – restated	(20,694)	*
Increase in provision for impairment (note 32.2)	(29,725)	(24,143)
Amount written off during the year as irrecoverable**	7,861	19,354
Foreign currency translation differences	(1,210)	612
Closing balance	(43,768)	(17,523)

* Comparatives have not been restated under IFRS 9. Refer to note 2.1.1.1.
** Amounts written off are not subject to enforcement activity.